Organization and Basis of Presentation - Schedule of Unpaid Obligations for Services (Details) (10 K) $ in Thousands	3 Months Ended
Jun. 30, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Costs to bring electricity provider current and set up additional transformers	$ 893
Satisfaction of payables for materials, repairs and supplies	206
Satisfaction of payables for payroll and consulting fees	50
TOTAL	$ 1,149